EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
	December 31,
	2015	2014
Lone Mountain Partners, LLC – 25% interest	$—	$50,000
Cannabinoid Research & Development Company Limited – 50% interest	88,000	88,000
Total equity method investments	$88,000	$138,000